Shareholders' Equity (Deficit) (Details) - Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares [Abstract]
Diluted loss per share	$ (0.93)	$ (1.39)	$ (3.24)